Options Plans (Details 1) - PC's plan [Member]	12 Months Ended
Dec. 31, 2017 £ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	235,520
Max exercisable number of shares	356,781
Average exercise price | £ / shares	£ 43
Vested	253,520
Average contractual life	5 years 22 days
Option granted to key personnel	30,000